Significant judgments and sources of estimation uncertainties - Recoverability of goodwill and intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2022	Oct. 01, 2021
Recoverability of Goodwill and Intangible Assets
Number of years of budget	3 years
Maximum number of projection years	10 years
Percentage of decrease in market capitalization	(46.00%)
Market capitalization	€ 8,969,649	€ 16,742,268
Percentage of increase in FMC AG & Co. KGaA shareholders' equity	10.00%
Total FMC AG & Co. KGaA shareholders' equity	€ 13,989,453	12,698,783
Foreign currency translation effects	€ 826,847	1,034,239	€ (1,359,397)
North America
Recoverability of Goodwill and Intangible Assets
Residual value growth	1.00%				1.00%
Pre-tax WACC	8.05%				5.78%
After-tax WACC	6.39%				4.58%
Excess of recoverable amount over carrying amount	€ 2,451,097	17,109,467
North America | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0071				0.0382
North America | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0056				0.0291
North America | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0097)				(0.0522)
EMEA
Recoverability of Goodwill and Intangible Assets
Residual value growth	1.00%				1.00%
Pre-tax WACC	10.44%				7.14%
After-tax WACC	8.08%				5.23%
Excess of recoverable amount over carrying amount	€ 1,071,196	1,956,852
EMEA | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0211				0.0295
EMEA | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0156				0.0209
EMEA | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0250)				(0.0349)
Asia-Pacific
Recoverability of Goodwill and Intangible Assets
Residual value growth	1.00%			4.00%	4.00%
Pre-tax WACC	8.76%				5.34%
After-tax WACC	6.38%				4.91%
Latin America
Recoverability of Goodwill and Intangible Assets
Residual value growth	1.60%				1.60%
Latin America | Minimum
Recoverability of Goodwill and Intangible Assets
Pre-tax WACC	12.37%				10.62%
After-tax WACC	8.94%				7.00%
Latin America | Maximum
Recoverability of Goodwill and Intangible Assets
Pre-tax WACC	26.14%				19.87%
After-tax WACC	22.71%				16.25%
Non-amortizable intangible assets and goodwill
Recoverability of Goodwill and Intangible Assets
Carrying amount of intangible assets	€ 16,066,642	€ 14,588,180
Carrying amount of goodwill and non-amortizable intangible assets, percentage of the Company's total assets	45.00%	42.00%
Goodwill | Latin America
Recoverability of Goodwill and Intangible Assets
Impairment loss			193,978
Trade names | Latin America
Recoverability of Goodwill and Intangible Assets
Impairment loss			€ 490